Intangible assets and goodwill - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Cost	$ 86.3	$ 84.4
Accumulated amortization	16.6	15.3
Net book value	69.7	69.1
Customer relationships (a)
Finite-Lived Intangible Assets [Line Items]
Cost	76.3	74.3
Accumulated amortization	16.3	15.0
Net book value	60.0	59.3
Foreign exchange gain (loss)	2.0	(2.8)
Other
Finite-Lived Intangible Assets [Line Items]
Cost	10.0	10.1
Accumulated amortization	0.3	0.3
Net book value	$ 9.7	$ 9.8